Dividends on ordinary capital (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Dividends on Ordinary Capital

	€ million	€ million	€ million
Dividends on ordinary capital during the year	2021	2020	2019
PLC dividends	(4,458)	(1,911)	(1,871)
NV dividends	—	(2,389)	(2,352)
	(4,458)	(4,300)	(4,223)